Prepaid Consideration	12 Months Ended
Mar. 31, 2024
Prepaid Consideration [Abstract]
PREPAID CONSIDERATION

NOTE 9 - PREPAID CONSIDERATION

In March 2024, the Company, through Tianjin Akso Enterprise Management Co, Ltd., one of its PRC subsidiaries, entered into Share Purchase Agreements (the “SPA”) with four non-affiliated individual shareholders (the “Sellers”) of Tianjin Wangyi Cloud Technology Co., Ltd. (the “Target”). Pursuant to the SPA, the Company acquired 50% of the equity interest in the Target held by the four Sellers, each of which held 12.5% equity interest, respectively. The total consideration for the transaction was US$75.0 million. As of March 31, 2024, the Company has paid US$56.25 million, which was recorded as prepaid consideration. The transaction closed on April 15, 2024. Upon closing, Tianjin Akso Enterprise Management Co., Ltd. acquired 50% equity interest of Tianjin Wangyi Cloud Co., Ltd. At the completion of the transaction, the Company determined that no provision needed to be made for the prepaid consideration as of March 31, 2024.